Long-Term Debt, $60.0 Million Revolving Credit Facility (Details)		6 Months Ended
	Apr. 02, 2026 USD ($)	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)	Mar. 30, 2026 USD ($) Subsidiary	Dec. 31, 2025 USD ($)
Long-Term Debt [Abstract]
Proceeds from long-term debt		$ 15,000,000	$ 0
Deferred finance fees, current		145,952			$ 0
Deferred finance fees, non-current		$ 531,824			$ 0
$60.0 Million Revolving Credit Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into revolving credit facility | Subsidiary				4
Maximum borrowing capacity				$ 60,000,000
Proceeds from long-term debt	$ 15,000,000
Expiration period		5 years
Number of payment installments | Installment		20
Frequency of periodic payment		quarterly
Installment payment		$ 1,420,000
Debt instrument final payment		33,020,000
Balloon payment at maturity		31,600,000
Minimum liquidity		$ 1,000,000
Minimum security cover ratio		1.25
Unamortized deferred financing fees		$ 677,776
Deferred finance fees, current		145,952
Deferred finance fees, non-current		531,824
Outstanding amount		0
Remaining borrowing capacity		$ 58,600,000
$60.0 Million Revolving Credit Facility [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Number of payment installments | Installment		1
$60.0 Million Revolving Credit Facility [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Number of payment installments | Installment		19